NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 21, 2015
Total notes payable	$ 562,750	$ 526,750	$ 103,320
YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member]
Total notes payable	163,312	151,353	103,320
YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member] | Qpagos Corporation [Member]
Total notes payable				$ 100,000
Strategic IR, Inc [Member] | 10% Notes Payable Due On January 1, 2017 To May 30, 2017 [Member]
Total notes payable	165,253	146,575
Strategic IR, Inc [Member] | Strategic IR, Inc [Member] / 10% Notes Payable Due On January 1, 2017 To March 19, 2017 [Member]
Total notes payable
Gibbs International Holdings [Member] | 15% Notes Payable Due On June 13, 2017 [Member]
Total notes payable	52,493	50,986
Gibbs International Holdings [Member] | 15% Notes Payable Due On June 13, 2017 [Member] | Qpagos Corporation [Member]
Total notes payable
Cobbolo Limited [Member] | 10% Notes Payable Due On May 30, 2017 [Member]
Total notes payable	103,932	101,466
Cobbolo Limited [Member] | 10% Notes Payable Due On February 17, 2007 To March 25, 2017 [Member] | Qpagos Corporation [Member]
Total notes payable
Joseph W and Patricia G Abrams [Member] | 15% Notes Payable Due On June 13, 2017 [Member]
Total notes payable	25,486	25,534
Joseph W and Patricia G Abrams [Member] | 10% Notes Payable Due On February 13, 2017 [Member] | Qpagos Corporation [Member]
Total notes payable
Delinvest Commercial LTD [Member] | 15% Notes Payable Due On June 29, 2017 [Member]
Total notes payable	$ 52,274	50,836
Delinvest Commercial LTD [Member] | 10% Notes Payable Due On March 1, 2017 [Member] | Qpagos Corporation [Member]
Total notes payable
Gaston Pereira ("CEO") [Member] | 6% Notes Payable Due On March 15, 2017 [Member]
Total notes payable
Gaston Pereira ("CEO") [Member] | 6% Notes Payable Due On March 15, 2017 [Member] | Qpagos Corporation [Member]
Total notes payable